Note 10 - Equity Method Investments - Summarized Financial Information on Equity Method Investments (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Current assets	$ 1,112,340		$ 1,014,622
Total assets	5,308,254		4,896,229
Current liabilities	661,136		423,090
Non-current liabilities	2,305,761		2,312,702
Net income / (loss)	220,255	$ 245,024
Equity Method Investment, Nonconsolidated Investee or Group of Investees [Member]
Current assets	13,200		11,697
Non-current assets	6,804		91,471
Total assets	20,004		103,168
Current liabilities	1,532		7,472
Non-current liabilities	0		52,760
Total liabilities	1,532		$ 60,232
Voyage revenue	10,738	10,741
Net income / (loss)	$ (2,321)	$ 1,585